EXPLORATION AND EVALUATION ASSETS (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) a	Dec. 31, 2024 USD ($)
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	$ 6,512,326
Carrying amount, ending balance	7,515,238
Titan Project
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	6,512,326	$ 6,114,061
Additions	1,002,912	416,643
Carrying amount, ending balance	$ 7,515,238	$ 6,530,704
Area of land | a	10,086
Area of land owned | a	1,486
Area of land subject to long-term lease | a	674
Area of land subject to exclusive option agreements | a	7,926